Other Operating Expense	12 Months Ended
Dec. 31, 2011
Other Operating Expense [Abstract]
Other Operating Expense
(15)	Other Operating Expense

Other operating expense for the years ended December 31, 2011, 2010 and 2009 included the following items that exceeded one percent of total revenues at some point during the following three-year period:

(Dollars in thousands)
	2011	2010	2009
Advertising	$660	714	860
FDIC insurance	$1,061	1,434	1,766
Visa debit card expense	$658	606	1,064
Telephone	$605	629	616
Foreclosure/OREO Expense	$904	569	326